Submission	Dec. 12, 2024
Submission [Line Items]
Central Index Key	0001736035
Registrant Name	Blackstone Secured Lending Fund
Registration File Number	333-266323
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES